Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.12%
Biotechnology–14.05%
AbbVie, Inc.	336,394	$46,048,975
Alnylam Pharmaceuticals, Inc.(b)	63,781	8,776,266
Amgen, Inc.	30,712	6,975,924
Arcus Biosciences, Inc.(b)(c)	107,207	3,301,976
Argenx SE, ADR (Netherlands)(b)	34,583	9,311,818
Biohaven Pharmaceutical Holding Co. Ltd.(b)(c)	89,564	11,900,369
Blueprint Medicines Corp.(b)	29,275	2,257,102
CareDx, Inc.(b)	86,738	3,625,648
Genmab A/S, ADR (Denmark)(b)(c)	218,911	7,460,487
Gilead Sciences, Inc.	200,231	13,751,865
Halozyme Therapeutics, Inc.(b)	176,422	6,105,965
Horizon Therapeutics PLC(b)	177,322	16,549,462
Intellia Therapeutics, Inc.(b)	25,791	2,439,055
Legend Biotech Corp., ADR(b)(c)	36,596	1,560,453
Mirati Therapeutics, Inc.(b)(c)	24,002	2,863,439
Natera, Inc.(b)	130,239	9,201,385
Regeneron Pharmaceuticals, Inc.(b)	47,813	29,098,514
Seagen, Inc.(b)	59,541	8,008,860
United Therapeutics Corp.(b)	50,406	10,175,459
Veracyte, Inc.(b)(c)	120,038	3,650,356
Zentalis Pharmaceuticals, Inc.(b)(c)	72,984	4,165,927
		207,229,305
Health Care Equipment–20.62%
Abbott Laboratories	343,432	43,773,843
AtriCure, Inc.(b)	36,602	2,402,555
Axonics, Inc.(b)(c)	88,581	4,201,397
DexCom, Inc.(b)	46,518	20,025,069
Edwards Lifesciences Corp.(b)	204,523	22,333,912
Globus Medical, Inc., Class A(b)	175,024	11,679,351
IDEXX Laboratories, Inc.(b)	86,782	44,024,509
Inari Medical, Inc.(b)	100,052	7,359,825
Inmode Ltd.(b)	54,860	2,645,898
Insulet Corp.(b)	55,712	13,816,576
Intuitive Surgical, Inc.(b)	156,908	44,590,115
Masimo Corp.(b)	63,038	13,860,165
Penumbra, Inc.(b)(c)	45,604	10,306,960
ResMed, Inc.	51,563	11,787,302
Shockwave Medical, Inc.(b)	56,085	8,130,642
STERIS PLC	34,575	7,758,630
Stryker Corp.	108,336	26,872,745
Tandem Diabetes Care, Inc.(b)	73,083	8,631,833
		304,201,327
Health Care Facilities–5.08%
HCA Healthcare, Inc.	197,917	47,509,976
Surgery Partners, Inc.(b)	239,756	10,230,389
Tenet Healthcare Corp.(b)	231,071	17,126,982
		74,867,347
Health Care Services–2.11%
AMN Healthcare Services, Inc.(b)	44,342	4,493,618
Shares		Value
Health Care Services–(continued)
CVS Health Corp.	250,664	$26,698,223
		31,191,841
Health Care Supplies–2.07%
Alcon, Inc. (Switzerland)(c)	124,432	9,553,889
Align Technology, Inc.(b)	30,022	14,859,689
Cooper Cos., Inc. (The)	15,452	6,154,531
		30,568,109
Health Care Technology–2.24%
Certara, Inc.(b)(c)	114,351	3,056,602
Health Catalyst, Inc.(b)(c)	122,520	3,657,222
Inspire Medical Systems, Inc.(b)	83,611	18,502,278
Omnicell, Inc.(b)(c)	51,849	7,784,609
		33,000,711
Life Sciences Tools & Services–20.84%
Agilent Technologies, Inc.	165,096	23,001,175
Bio-Rad Laboratories, Inc., Class A(b)	23,994	14,389,922
Bio-Techne Corp.	35,939	13,527,799
Charles River Laboratories International, Inc.(b)	54,807	18,073,156
Danaher Corp.	224,652	64,203,295
IQVIA Holdings, Inc.(b)	120,585	29,531,267
Lonza Group AG (Switzerland)	17,014	11,711,289
Medpace Holdings, Inc.(b)	31,795	5,642,341
Mettler-Toledo International, Inc.(b)	11,237	16,548,505
Quanterix Corp.(b)	92,355	2,811,286
Repligen Corp.(b)	91,407	18,129,664
Thermo Fisher Scientific, Inc.	122,657	71,300,514
West Pharmaceutical Services, Inc.	47,364	18,624,472
		307,494,685
Managed Health Care–13.05%
Anthem, Inc.	120,607	53,186,481
Humana, Inc.	17,296	6,788,680
Molina Healthcare, Inc.(b)	27,302	7,930,685
UnitedHealth Group, Inc.	263,639	124,587,882
		192,493,728
Pharmaceuticals–17.06%
Arvinas, Inc.(b)(c)	43,863	3,135,766
AstraZeneca PLC (United Kingdom)	37,628	4,366,273
AstraZeneca PLC, ADR (United Kingdom)	590,814	34,391,283
Catalent, Inc.(b)	182,988	19,017,943
Eli Lilly and Co.	246,067	60,382,381
Merck & Co., Inc.	146,555	11,941,301
Novo Nordisk A/S, Class B (Denmark)	287,854	28,816,631
Pfizer, Inc.	457,204	24,090,079
Roche Holding AG (Switzerland)	73,753	28,517,777
Zoetis, Inc.	185,114	36,983,926
		251,643,360
Total Common Stocks & Other Equity Interests (Cost $1,056,856,002)		1,432,690,413

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Money Market Funds–2.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	14,558,406	$14,558,406
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	11,048,260	11,049,365
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	16,638,179	16,638,179
Total Money Market Funds (Cost $42,245,443)		42,245,950
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $1,099,101,445)		1,474,936,363
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.44%
Invesco Private Government Fund, 0.02%(d)(e)(f)	15,207,675	$15,207,675
Invesco Private Prime Fund, 0.11%(d)(e)(f)	35,477,479	35,484,573
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,693,062)		50,692,248
TOTAL INVESTMENTS IN SECURITIES–103.42% (Cost $1,149,794,507)		1,525,628,611
OTHER ASSETS LESS LIABILITIES—(3.42)%		(50,458,128)
NET ASSETS–100.00%		$1,475,170,483
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,024,801	$35,004,196	$(29,470,591)	$-	$-	$14,558,406	$749
Invesco Liquid Assets Portfolio, Institutional Class	7,098,845	25,002,997	(21,050,421)	(1,313)	(743)	11,049,365	280
Invesco Treasury Portfolio, Institutional Class	10,314,059	40,004,796	(33,680,676)	-	-	16,638,179	338
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,776,049	31,618,526	(37,186,900)	-	-	15,207,675	1,011*
Invesco Private Prime Fund	48,477,448	63,324,575	(76,308,638)	(814)	(7,998)	35,484,573	12,470*
Total	$95,691,202	$194,955,090	$(197,697,226)	$(2,127)	$(8,741)	$92,938,198	$14,848

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,359,278,443	$73,411,970	$—	$1,432,690,413
Money Market Funds	42,245,950	50,692,248	—	92,938,198
Total Investments	$1,401,524,393	$124,104,218	$—	$1,525,628,611
Invesco Health Care Fund